Dispositions (Income Statement Disclosure) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Feb. 22, 2015	Nov. 23, 2014	Aug. 24, 2014	May 29, 2016	May 31, 2015	May 25, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax expense									$ 3.4	$ 344.8	$ 32.3
Earnings from discontinued operations, net of tax	$ (0.8)	$ (2.4)	$ 13.1	$ 5.4	$ (12.8)	$ 5.4	$ (2.0)	$ 522.5	15.3	513.1	103.0
Discontinued Operations, Disposed of by Sale | Red Lobster
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales									0.0	400.4	2,472.1
Restaurant and marketing expenses									1.8	353.0	2,134.1
Depreciation and amortization									0.0	0.2	124.6
Other income and expenses									(20.5)	(810.7)	78.1
Earnings before income taxes									18.7	857.9	135.3
Income tax expense									3.4	344.8	32.3
Earnings from discontinued operations, net of tax									$ 15.3	$ 513.1	$ 103.0